NOVAGEN SOLAR INC.
           3044 Bloor St. West, Suite 1440, Toronto, Ontario  M8X 2Y8
Tel:  (647) 628-5375     Fax:  (647)436-7654     E-Mail:  info@novagensolar.com

                                                                October 12, 2010

VIA  EDGAR

H.  Roger  Schwall
Assistant  Director
Securities  and  Exchange  Commission
Division  of  Corporation  Finance
100  F  Street,  N.E.
Washington,  D.C.  20549-4628

     Re:     NOVAGEN  SOLAR  INC.
             REGISTRATION  STATEMENT  ON  FORM  S-1
             FILED  AUGUST  27,  2010
             FILE  NO.  333-169103

Dear  Mr.  Schwall:

In connection with the above-captioned filing, we are filing with the Commission, via Edgar, the following documents relating to the registration of Common Stock:

A. Pre-Effective Amendment No. 2 to our Registration Statement on Form S-1 (the "Registration Statement"); and

B. A copy of the Registration Statement that has been marked to indicate the changes to the Registration Statement made by Pre-Effective Amendment No. 2.

The Registration Statement has been updated and a new legal opinion has been provided in accordance with the Staff's verbal comments of October 8, 2010 and comment no. 6 of the Staff's letter of non-accounting comments dated, August 27, 2010.

Should the Staff need additional information or have questions concerning our response, please do not hesitate to contact us.

                                   Yours very truly,



                                   /s/ Thomas Mills
                                   Thomas E. Mills
                                   President & CEO

Enclosures